Schedule of Investments

July 31, 2026 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.7%)
Communication Services (8.1%)
Alphabet, Cl A	57,600	$20,513
AT&T	610,600	14,196
Comcast, Cl A	593,000	14,208
Fox, Cl A	127,200	7,407
John Wiley & Sons, Cl A	17,300	903
Nexstar Media Group, Cl A	18,700	3,563
Sirius XM Holdings	193,200	5,723
Verizon Communications	407,900	19,094
Versant Media Group	23,720	854
Walt Disney	139,550	13,423
		99,884
Consumer Discretionary (9.8%)
Academy Sports & Outdoors	86,600	4,109
ADT	779,100	5,952
Autoliv	54,000	6,651
BorgWarner	142,900	9,108
Crocs*	49,600	6,349
eBay	96,700	11,025
Expedia Group	37,700	11,112
Ford Motor	476,300	6,992
Garrett Motion	248,900	7,753
General Motors	171,100	15,205
H&R Block	110,700	4,874
Harley-Davidson	188,800	4,633
Macy's	237,000	5,882
PulteGroup	91,300	11,547
PVH	57,300	4,966
Strategic Education	36,100	2,960
Urban Outfitters*	34,250	2,541
		121,659
Consumer Staples (9.0%)
Albertsons, Cl A	311,100	3,603
Altria Group	257,000	17,561
Campbell's	208,200	4,576
Constellation Brands, Cl A	32,400	4,219
Dollar General	48,500	6,162
Energizer Holdings	166,400	3,489
General Mills	150,000	5,363
Ingredion	79,200	7,877
Kraft Heinz	410,800	10,619
Kroger	225,700	13,032
Maplebear*	129,300	5,767
Molson Coors Beverage, Cl B	204,300	8,491
PepsiCo	53,650	7,487
Smithfield Foods	223,000	5,807
Target	48,900	7,066
		111,119
Energy (7.7%)
APA	167,800	6,262

LSV Value Equity Fund

	Shares	Value (000)
Energy (continued)
Chevron	29,920	$5,889
ConocoPhillips	74,179	8,937
EOG Resources	36,600	5,442
ExxonMobil Holdings	80,500	12,513
Halliburton	264,900	8,543
HF Sinclair	112,900	10,327
Marathon Petroleum	43,600	13,798
Phillips 66	28,600	6,054
Valero Energy	57,500	17,992
		95,757
Financials (22.4%)
Allstate	33,300	8,794
Ally Financial	148,800	6,448
American International Group	141,100	11,088
Ameriprise Financial	10,100	5,513
Bank of America	181,800	11,263
Bank of New York Mellon	38,800	6,066
Blue Owl Capital	229,400	2,466
Citigroup	172,600	22,860
Citizens Financial Group	199,100	14,266
CNO Financial Group	137,800	7,591
Corebridge Financial	249,300	7,776
Everest Group	24,100	9,017
Federated Hermes, Cl B	117,800	7,063
First Horizon	246,000	6,307
Goldman Sachs Group	7,500	7,638
Hartford Insurance Group	82,800	11,750
Jackson Financial, Cl A	46,700	5,710
JPMorgan Chase	25,300	8,900
Lincoln National	59,100	2,696
MetLife	47,300	4,547
MGIC Investment	273,200	8,207
Old Republic International	146,700	6,339
PayPal Holdings	222,200	12,712
Popular	37,300	6,535
Radian Group	174,800	6,815
Regions Financial	336,800	10,424
State Street	93,500	17,219
Victory Capital Holdings, Cl A	63,800	6,318
Voya Financial	65,500	6,513
Wells Fargo	202,300	17,489
Western Union	577,400	3,672
Zions Bancorp	104,000	7,249
		277,251
Health Care (14.6%)
Amgen	14,800	5,700
Becton Dickinson	19,180	3,177
BioMarin Pharmaceutical*	52,800	3,169
Bristol-Myers Squibb	323,400	21,120
Cigna Group	33,100	9,237
CVS Health	176,800	18,463

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Health Care (continued)
DaVita*	28,300	$6,795
Exelixis*	165,900	8,798
GE HealthCare Technologies	72,900	4,959
Gilead Sciences	92,500	12,044
HCA Healthcare	28,400	11,434
Incyte*	106,200	12,693
Jazz Pharmaceuticals PLC*	53,700	13,579
Merck	154,000	20,050
Pfizer	539,900	13,503
Regeneron Pharmaceuticals	7,800	5,949
United Therapeutics*	2,960	1,532
Universal Health Services, Cl B	21,400	3,605
Viatris, Cl W	293,800	5,159
		180,966
Industrials (8.7%)
AGCO	39,100	3,994
Allison Transmission Holdings	83,000	9,507
Brink's	44,100	5,224
CNH Industrial	487,600	4,998
Cummins	5,390	3,418
Delta Air Lines	74,500	6,514
EnerSys	47,800	8,893
FedEx	16,800	5,164
Fedex Freight Holding*	8,400	1,180
Huntington Ingalls Industries	11,100	3,624
Leidos Holdings, Inc.	26,900	3,110
Lockheed Martin	7,400	4,312
Oshkosh	32,700	4,657
Owens Corning	57,210	7,946
Ryder System	33,960	8,708
Science Applications International	38,400	4,498
Snap-on	4,150	1,703
Textron	126,800	10,812
United Airlines Holdings*	75,700	9,185
		107,447
Information Technology (13.9%)
Adobe*	44,065	11,034
Amdocs	103,000	5,739
Arrow Electronics*	47,600	10,309
Cirrus Logic*	63,200	8,175
Cisco Systems	109,200	12,666
Dell Technologies, Cl C	47,300	19,174
Dropbox, Cl A*	260,100	8,469
Gen Digital	286,100	7,853
Hewlett Packard Enterprise	472,200	22,619
HP	339,700	9,264
Oracle	51,820	6,730

LSV Value Equity Fund

	Shares	Value (000)
Information Technology (continued)
Qorvo*	14,400	$1,304
QUALCOMM	107,900	15,927
Salesforce	62,580	11,516
Skyworks Solutions	82,400	5,132
TD SYNNEX	49,700	12,708
Zebra Technologies, Cl A*	10,880	3,197
		171,816
Materials (2.6%)
CF Industries Holdings	51,800	6,485
Crown Holdings	41,100	4,844
NewMarket	5,200	4,421
Newmont	121,900	11,422
Sonoco Products	88,270	4,975
		32,147
Real Estate (1.4%)
Highwoods Properties	151,000	5,003
Host Hotels & Resorts‡	471,700	11,853
		16,856
Utilities (1.5%)
Eversource Energy	104,200	7,460
National Fuel Gas	39,920	3,286
UGI	205,300	7,415
		18,161
TOTAL COMMON STOCK
(Cost $902,984)		1,233,063

	Face Amount (000)
Repurchase Agreement (0.1%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,354 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $694, 0.000% - 4.250%, 10/08/2026 - 05/15/2052; total market value $1,381)	$1,354	1,354

TOTAL REPURCHASE AGREEMENT
(Cost $1,354)		1,354

Total Investments – 99.8%
(Cost $904,338)		$1,234,417

Schedule of Investments

July 31, 2026 (Unaudited)

Percentages are based on Net Assets of $1,236,333 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

LSV-QH-001-4600

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